Derivative Instruments - Derivatives Not Designated as Hedging Instruments (Details) $ in Thousands		3 Months Ended	12 Months Ended
	Dec. 20, 2013 AUD ($) loan	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) derivative_instrument	Dec. 31, 2017 EUR (€) derivative_instrument	Dec. 31, 2016 USD ($)	Jan. 31, 2014 AUD ($)	Dec. 31, 2010 USD ($) derivative_instrument
Derivative [Line Items]
Fair value of derivative assets			$ 48,186		$ 4,464
Lines of credit | Term Loan Two | Syndicated Facility Agreement
Derivative [Line Items]
Borrowing under credit facility	$ 22,500,000
THINK | Lines of credit | Term Loan | Syndicated Facility Agreement
Derivative [Line Items]
Borrowing under credit facility	$ 45,000,000		34,749
Number of term loans (loan) | loan	2
Days to enter into interest rate swap (within)	45 days
Required percentage of term loan to be converted to fixed interest rate (at least)	50.00%
THINK | Lines of credit | Term Loan One | Syndicated Facility Agreement
Derivative [Line Items]
Borrowing under credit facility	$ 22,500,000
Derivatives not designated as hedging instruments: | Contingent redemption features - Series A Preferred Stock
Derivative [Line Items]
Fair value of derivative assets			42,140		4,464
Included in issuance of Series A convertible redeemable Preferred Stock		$ 4,382
Unrealized gain on derivatives			33,294
Derivatives not designated as hedging instruments: | Interest rate swaps
Derivative [Line Items]
Derivative liability, noncurrent			0		330
Derivative liability, current			179		0
Derivatives not designated as hedging instruments: | Interest rate swaps | THINK
Derivative [Line Items]
Derivative, notional amount						$ 22,500,000
Variable interest converted			17,375			$ 22,500,000
Derivative, fixed interest rate						3.86%
Derivative liability, noncurrent			$ 179		330
Derivatives not designated as hedging instruments: | Foreign Exchange Forward
Derivative [Line Items]
Derivative, notional amount | €				€ 200,000,000
Number of currency derivatives held (derivative instrument) | derivative_instrument			6	6
Derivative liability, current			$ 4,279
Derivatives not designated as hedging instruments: | Cross currency and interest rate swaps
Derivative [Line Items]
Derivative liability, noncurrent			7,939		7,420
Derivative liability, current			4,279		0
Derivatives not designated as hedging instruments: | Cross currency and interest rate swaps | Chile
Derivative [Line Items]
Derivative, notional amount							$ 31,000
Derivative liability, noncurrent			$ 7,939		$ 7,420
Derivative, number of instruments held (derivative instrument) | derivative_instrument							4
Derivatives not designated as hedging instruments: | Cross Currency Interest Rate Contract, Maturing December 1, 2024 | Chile
Derivative [Line Items]
Derivative, number of instruments held (derivative instrument) | derivative_instrument							1
Derivatives not designated as hedging instruments: | Cross Currency Interest Rate Contract, Maturing July 1, 2025 | Chile
Derivative [Line Items]
Derivative, number of instruments held (derivative instrument) | derivative_instrument							3